                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08283

                      Morgan Stanley Multi-Asset Class Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                      10020
    (Address of principal executive offices)                       (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: September 30, 2006

Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Multi-Asset Class Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED SEPTEMBER 30, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED SEPTEMBER 30, 2006

                                                    LIPPER FLEXIBLE
                                           S&P         PORTFOLIO
CLASS A   CLASS B   CLASS C   CLASS D   500(R)(1)    FUNDS INDEX(2)

 7.33%     6.65%     6.57%     7.61%     10.79%          8.47%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

For the 12-month period ended September 30, 2006, U.S. equity markets posted broadly positive returns. The S&P 500(R) returned 10.79 percent, including dividends. After many years of outperformance, small- and mid-cap equity indexes lagged their large-cap counterparts. The technology-sensitive Nasdaq-100 Index lagged other broad equity market measures, with a modestly positive return over the period.

Although all S&P 500 sectors posted positive returns over the 12-month period, telecommunication services was by far the strongest large-cap sector, gaining
26.05 percent. Despite rising interest rates, financial services also posted strong returns, advancing 20.53 percent. The sector's strength can largely be attributed to phenomenal performance by both the real estate and diversified financials sub-sectors. Information technology produced the weakest sector returns over the period. Dragged down by semiconductors, technology hardware and equipment, and software and services, the sector returned a modest 3.26 percent.

After several years of outperformance, the energy sector struggled over the period. The price of crude oil surged to a new all-time high of $77.23 per barrel in the second week of July, ahead of the hurricane season. As storm season passed with relatively little incident, oil prices fell precipitously through the balance of the period. Energy stocks struggled against falling oil prices through the last quarter of the period, and the sector advanced only 3.51 percent over the 12-month period.

In response to strong economic fundamentals, the Federal Open Market Committee (the "Fed") raised rates six times over the period. Cooling commodity prices and moderating economic growth in the last quarter of the period led the Fed to pause its monetary tightening over the final two meetings of the period. As of September 30, 2006, the target federal funds rate was 5.25 percent.

PERFORMANCE ANALYSIS

Morgan Stanley Multi-Asset Class Fund underperformed the S&P 500(R) and the Lipper Flexible Portfolio Funds Index for the 12 months ended September 30, 2006, assuming no deduction of applicable sales charges.

Although the Fund made several tactical moves, it nonetheless retained a high allocation to the information technology sector over the period through positions in both the Technology Fund and the Nasdaq-100 Index Fund. As technology stocks struggled throughout the period, the Fund's performance was adversely affected

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by these allocations. A relative underweight in the financial services sector to the S&P 500, contributed to underperformance. Partly based on management's belief that rising interest rates would create a difficult environment for financial services, the Fund maintained small allocations to both the Financial Services Trust and the Real Estate Fund.

Entering into the early summer equity market correction, the Fund significantly reduced its allocation to high beta and small-cap sensitive funds. (Beta is a measure of price volatility relative to the broad market's movements. The higher the beta, the more volatile a stock's or fund's price movement.) Specifically, the Fund reduced its allocation to technology-oriented funds such as the Nasdaq-100 Index Fund and the small-cap Special Growth Fund. The proceeds from the sales of market-sensitive funds were held in cash for the duration of the volatile summer period. As markets began to recover, the Fund reinvested its cash across a wide range of underlying funds.

Over the latter half of the period, the Fund began to assume a less aggressive market posture and reallocated to more defensive sectors and funds. Although the Fund maintained a clear bias toward equities over the period, the Fund began gradually to increase its investments in both the Convertible Securities Trust and the U.S. Government Securities Trust. Based on the belief that the seven-year period of small- and mid-cap outperformance was approaching an end, the Fund gradually reduced its exposure to small- and mid-cap funds during the year. Specifically, the Fund reduced its allocation to the Special Value Fund, the Special Growth Fund, and the Equally-Weighted S&P 500 Fund.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP FIVE FUNDS

Morgan Stanley S&P 500 Index Fund                             15.6%
Morgan Stanley Convertible Securities Trust                    9.0
Morgan Stanley Global Advantage Fund                           8.7
Morgan Stanley Dividend Growth Securities Inc.                 7.9
Morgan Stanley Natural Resource Development Securities Inc.    7.6

DATA AS OF SEPTEMBER 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE FUNDS ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

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INVESTMENT STRATEGY

THE FUND NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN SHARES OF AFFILIATED MUTUAL FUNDS ("UNDERLYING FUNDS"). IN DECIDING HOW TO ALLOCATE FUND ASSETS AMONG UNDERLYING FUNDS, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS ITS OUTLOOK FOR THE U.S. AND GLOBAL ECONOMIES AND FINANCIAL MARKETS AND THE RELATIVE MARKET VALUATIONS OF THE UNDERLYING FUNDS. THE FUND NORMALLY EXPECTS TO INVEST BETWEEN 50 PERCENT AND 100 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS WHICH INVEST PRIMARILY IN U.S. EQUITY SECURITIES, BETWEEN 0 PERCENT AND 50 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS WHICH INVEST PRIMARILY IN NON-U.S. EQUITY SECURITIES AND BETWEEN 0 PERCENT AND 50 PERCENT OF ITS NET ASSETS IN UNDERLYING FUNDS WHICH INVEST PRIMARILY IN FIXED INCOME SECURITIES. THE INVESTMENT ADVISER THEN DETERMINES THE COMBINATION OF UNDERLYING FUNDS THAT IT BELIEVES BEST REPRESENTS THE SELECTED ASSET ALLOCATION STRATEGY. THE INVESTMENT ADVISER CONTINUOUSLY MONITORS THE FUND'S ASSET ALLOCATION STRATEGY AND THE SELECTION OF INDIVIDUAL UNDERLYING FUNDS AND MAY MAKE ADJUSTMENTS TO BOTH AS MARKET CHANGES WARRANT. THE FUND GENERALLY SELLS THE SECURITIES OF AN UNDERLYING FUND WHEN SUCH UNDERLYING FUND IS NO LONGER REPRESENTATIVE OF THE SELECTED ASSET ALLOCATION STRATEGY. THERE ARE NO MINIMUM OR MAXIMUM PERCENTAGES IN WHICH THE FUND MUST INVEST IN ANY UNDERLYING FUND. THE INVESTMENT ADVISER FOR EACH UNDERLYING FUND IS RESPONSIBLE FOR DECIDING WHICH SECURITIES TO PURCHASE AND SELL FOR EACH RESPECTIVE UNDERLYING FUND. FOR MORE INFORMATION ABOUT THE UNDERLYING FUNDS, SEE "FUND MANAGEMENT --MANAGEMENT OF THE UNDERLYING FUNDS" IN THE FUND'S PROSPECTUS. IN ADDITION, THE FUND MAY INVEST UP TO 20 PERCENT OF ITS ASSETS DIRECTLY IN GOVERNMENT SECURITIES AND CASH EQUIVALENTS WHEN THE INVESTMENT ADVISER BELIEVES MARKET CONDITIONS SO WARRANT.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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PERFORMANCE SUMMARY

PERFORMANCE OF A $10,000 INVESTMENT

($ IN THOUSANDS)

                                                             S&P 500        LIPPER FLEXIBLE
         CLASS A+++   CLASS B+++   CLASS C+++   CLASS D+++    (R)(1)   PORTFOLIO FUNDS INDEX(2)
         ----------   ----------   ----------   ----------   -------   ------------------------
Nov-97     $ 9,475      $10,000      $10,000      $10,000    $10,000            $10,000
Dec-97     $ 9,635      $10,169      $10,169      $10,169    $10,227            $10,179
Mar-98     $10,539      $11,113      $11,103      $11,134    $11,654            $11,0s98
Jun-98     $10,435      $10,973      $10,973      $11,023    $12,038            $11,269
Sep-98     $ 9,254      $ 9,717      $ 9,717      $ 9,787    $10,841            $10,457
Dec-98     $10,795      $11,309      $11,314      $11,424    $13,149            $11,860
Mar-99     $11,046      $11,551      $11,598      $11,699    $13,804            $12,048
Jun-99     $11,848      $12,371      $12,417      $12,559    $14,777            $12,539
Sep-99     $11,567      $12,045      $12,102      $12,262    $13,854            $12,072
Dec-99     $13,022      $13,537      $13,596      $13,809    $15,915            $13,025
Mar-00     $13,191      $13,689      $13,749      $14,000    $16,280            $13,347
Jun-00     $13,034      $13,502      $13,561      $13,833    $15,848            $13,162
Sep-00     $13,899      $14,368      $14,430      $14,762    $15,693            $13,359
Dec-00     $13,417      $13,837      $13,898      $14,250    $14,465            $12,941
Mar-01     $11,932      $12,285      $12,339      $12,686    $12,750            $11,879
Jun-01     $12,959      $13,324      $13,383      $13,790    $13,496            $12,380
Sep-01     $10,112      $10,374      $10,420      $10,767    $11,515            $11,141
Dec-01     $12,092      $12,380      $12,437      $12,876    $12,747            $12,008
Mar-02     $11,805      $12,072      $12,127      $12,584    $12,783            $12,007
Jun-02     $10,420      $10,633      $10,684      $11,122    $11,071            $10,972
Sep-02     $ 8,349      $ 8,502      $ 8,545      $ 8,916    $ 9,158            $ 9,684
Dec-02     $ 8,848      $ 9,002      $ 9,034      $ 9,461    $ 9,931            $10,242
Mar-03     $ 8,648      $ 8,771      $ 8,815      $ 9,249    $ 9,619            $10,030
Jun-03     $10,121      $10,248      $10,297      $10,830    $11,099            $11,239
Sep-03     $10,732      $10,839      $10,890      $11,481    $11,393            $11,533
Dec-03     $11,818      $11,930      $11,973      $12,664    $12,780            $12,601
Mar-04     $12,167      $12,251      $12,308      $13,036    $12,996            $12,899
Jun-04     $12,279      $12,341      $12,385      $13,155    $13,220            $12,885
Sep-04     $12,229      $12,264      $12,308      $13,116    $12,973            $12,804
Dec-04     $13,484      $13,493      $13,547      $14,472    $14,171            $13,798
Mar-05     $12,992      $12,978      $13,044      $13,961    $13,866            $13,588
Jun-05     $13,396      $13,351      $13,418      $14,392    $14,056            $13,748
Sep-05     $14,090      $14,020      $14,089      $15,159    $14,563            $14,393
Dec-05     $14,523      $14,425      $14,497      $15,631    $14,867            $14,673
Mar-06     $15,225      $15,095      $15,170      $16,394    $15,492            $15,322
Jun-06     $14,702      $14,554      $14,626      $15,849    $15,269            $15,124
Sep-06     $15,123      $14,953      $15,014      $16,312    $16,134            $15,612

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED SEPTEMBER 30, 2006

                  CLASS A SHARES*    CLASS B SHARES**   CLASS C SHARES+    CLASS D SHARES++
                  (SINCE 11/25/97)   (SINCE 11/25/97)   (SINCE 11/25/97)   (SINCE 11/25/97)
SYMBOL                 MAFAX              MAFBX              MAFCX              MAFDX
---------------   ----------------   ----------------   ----------------   ----------------
1 YEAR                 7.33%(3)          6.65%(3)           6.57%(3)           7.61%(3)
                       1.70(4)           1.65(4)            5.57(4)              --
5 YEARS                8.38(3)           7.59(3)            7.58(3)            8.66(3)
                       7.22(4)           7.29(4)            7.58(4)              --
SINCE INCEPTION        5.43(3)           4.65(3)            4.70(3)            5.69(3)
                       4.79(4)           4.65(4)            4.70(4)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE STANDARD & POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER FLEXIBLE PORTFOLIO FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER FLEXIBLE PORTFOLIO FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

+++  ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON SEPTEMBER 30, 2006.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/06 - 09/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     04/01/06 -
                                                     04/01/06        09/30/06         09/30/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (-0.67% return)                              $1,000.00       $  993.30           $1.25
Hypothetical (5% annual return before expenses)     $1,000.00       $1,023.82           $1.27

CLASS B
Actual (-0.94% return)                              $1,000.00       $  990.60           $4.99
Hypothetical (5% annual return before expenses)     $1,000.00       $1,020.05           $5.06

CLASS C
Actual (-1.02% return)                              $1,000.00       $  989.80           $4.99
Hypothetical (5% annual return before expenses)     $1,000.00       $1,020.05           $5.06

CLASS D
Actual (-0.50% return)                              $1,000.00       $  995.00           $0.00
Hypothetical (5% annual return before expenses)     $1,000.00       $1,025.07           $0.00

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 0.25%, 1.00%, 1.00% AND 0.00% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.00%, 1.75%, 1.75% AND 0.75% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement and the total expense ratio of the Fund. The Board noted that the Fund was not paying any management fee and did not incur expenses, other than brokerage and 12b-1 fees, during the periods measured in the Lipper Report since the Adviser had agreed to waive all fees and assume all expenses, excluding brokerage and 12b-1 fees, until April 30, 2007. The Board concluded that the management fee rate and total expense ratio were satisfactory at the present time.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board noted that the Adviser does not receive a management fee from the Fund.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in other Morgan Stanley funds and fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Multi-Asset Class Fund
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2006

NUMBER OF
 SHARES                                                                      VALUE
-------------------------------------------------------------------------------------
            Common Stocks (95.1%)
            INVESTMENT TRUSTS/MUTUAL FUNDS
      337   Morgan Stanley Aggressive Equity Fund*                        $     4,116
  182,514   Morgan Stanley Convertible Securities Trust                     3,153,837
   26,735   Morgan Stanley Developing Growth Securities Trust*                739,497
   95,998   Morgan Stanley Dividend Growth Securities Inc.                  2,775,294
       96   Morgan Stanley Equally-Weighted S&P 500 Fund                        4,018
   92,890   Morgan Stanley Financial Services Trust                         1,408,209
  302,401   Morgan Stanley Global Advantage Fund*                           3,045,177
   88,500   Morgan Stanley Global Utilities Fund                            1,505,385
   85,322   Morgan Stanley Growth Fund*                                     1,249,971
   99,965   Morgan Stanley Health Sciences Trust*                           1,833,353
  180,072   Morgan Stanley Technology Fund*                                 1,838,531
      400   Morgan Stanley Japan Fund*                                          3,744
  196,800   Morgan Stanley Limited Duration Fund                            1,773,168
  197,205   Morgan Stanley Nasdaq-100 Index Fund*                           1,873,449
  107,870   Morgan Stanley Natural Resource Development Securities Inc.     2,682,738
   81,500   Morgan Stanley Real Estate Fund                                 1,480,044
  373,952   Morgan Stanley S&P 500 Index Fund                               5,489,616
      179   Morgan Stanley Special Growth Fund*                                 3,605
      180   Morgan Stanley Special Value Fund*                                  3,958
  280,558   Morgan Stanley U. S. Government Securities Trust                2,525,020
      220   Morgan Stanley Utilities Fund                                       3,304
      203   Morgan Stanley Value Fund                                           3,052
                                                                          -----------
            Total Common Stocks (COST $31,823,214)                         33,399,086
                                                                          -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                       VALUE
----------------------------------------------------------------------------------------
            Short-Term Investments (7.6%)
            Repurchase Agreements
   $2,545   Joint repurchase agreement account 5.325% due 10/02/06
               (dated 09/29/06; proceeds $2,546,129) (a)                     $ 2,545,000
      131   The Bank of New York 5.313% due 10/02/06
               (dated 09/29/06; proceeds $130,601) (b)                           130,543
                                                                             -----------
            TOTAL SHORT-TERM INVESTMENTS (COST $2,675,543)                     2,675,543
                                                                             -----------
            TOTAL INVESTMENTS (COST $34,498,757) (c)                 102.7%   36,074,629
            LIABILITIES IN EXCESS OF OTHER ASSETS                     (2.7)     (940,663)
                                                                     -----   -----------
            NET ASSETS                                               100.0%  $35,133,966
                                                                     =====   ===========

----------
*    NON-INCOME PRODUCING SECURITY.

(a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(b) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 6.0% DUE 08/01/36 VALUED AT $133,154.

(c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $34,654,682. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,657,678 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,237,731, RESULTING IN NET UNREALIZED APPRECIATION OF $1,419,947.

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities
SEPTEMBER 30, 2006

Assets:
Investments in securities, at value (cost $34,498,757)              $36,074,629
Cash                                                                    178,681
Receivable for:
   Dividends                                                             17,140
   Shares of beneficial interest sold                                     2,540
Prepaid expenses and other assets                                        35,050
Receivable from affiliate                                                40,409
                                                                    -----------
   Total Assets                                                      36,348,449
                                                                    -----------
Liabilities:
Payable for:
   Investments purchased                                              1,054,516
   Shares of beneficial interest redeemed                                64,537
   Distribution fee                                                      20,670
   Transfer agent fee                                                     8,783
Accrued expenses and other payables                                      65,977
                                                                    -----------
   Total Liabilities                                                  1,214,483
                                                                    -----------
   Net Assets                                                       $35,133,966
                                                                    ===========
Composition of Net Assets:
Paid-in-capital                                                     $31,637,806
Net unrealized appreciation                                           1,575,872
Accumulated undistributed net investment income                         325,635
Accumulated undistributed net realized gain                           1,594,653
                                                                    -----------
   Net Assets                                                       $35,133,966
                                                                    ===========
Class A Shares:
Net Assets                                                          $12,609,195
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,062,728
   Net Asset Value Per Share                                        $     11.86
                                                                    ===========
   Maximum Offering Price Per Share,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                  $     12.52
                                                                    ===========
Class B Shares:
Net Assets                                                          $17,692,643
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,524,550
   Net Asset Value Per Share                                        $     11.61
                                                                    ===========
Class C Shares:
Net Assets                                                          $ 4,125,565
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               355,513
   Net Asset Value Per Share                                        $     11.60
                                                                    ===========
Class D Shares:
Net Assets                                                          $   706,563
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                59,025
   Net Asset Value Per Share                                        $     11.97
                                                                    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE YEAR ENDED SEPTEMBER 30, 2006

Net Investment Income:
Income
Dividends                                                           $   518,946
Interest                                                                 97,662
                                                                    -----------
   Total Income                                                         616,608
                                                                    -----------
Expenses
Distribution fee (Class A shares)                                        28,752
Distribution fee (Class B shares)                                       213,177
Distribution fee (Class C shares)                                        42,877
Professional fees                                                        81,036
Registration fees                                                        72,186
Transfer agent fees and expenses                                         68,905
Shareholder reports and notices                                          45,080
Custodian fees                                                            3,893
Other                                                                     9,429
                                                                    -----------
   Total Expenses                                                       565,335
Less: amounts waived/reimbursed                                        (280,454)
Less: expense offset                                                        (75)
                                                                    -----------
   Net Expenses                                                         284,806
                                                                    -----------
   Net Investment Income                                                331,802
                                                                    -----------
Net Realized and Unrealized Gain:
Net realized gain                                                     6,320,704
Capital gain distribution received                                    1,283,446
                                                                    -----------
   Net Realized Gain                                                  7,604,150
                                                                    -----------
Net Change in Unrealized Appreciation                                (5,439,112)
                                                                    -----------
   Net Gain                                                           2,165,038
                                                                    -----------
Net Increase                                                        $ 2,496,840
                                                                    ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                                  FOR THE YEAR ENDED   FOR THE YEAR ENDED
                                                                  SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                                                  ------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                $   331,802          $   270,395
Net realized gain                                                      7,604,150            1,336,820
Net change in unrealized appreciation                                 (5,439,112)           3,753,230
                                                                     -----------          -----------
   Net Increase                                                        2,496,840            5,360,445
                                                                     -----------          -----------
Dividends to Shareholders from Net Investment Income:

Class A shares                                                          (119,004)             (22,825)
Class B shares                                                            (8,653)             (87,702)
Class C shares                                                           (14,600)              (4,678)
Class D shares                                                            (8,386)              (4,548)
                                                                     -----------          -----------
   Total Dividends                                                      (150,643)            (119,753)
                                                                     -----------          -----------
Net decrease from transactions in shares of beneficial interest       (6,548,924)          (4,766,662)
                                                                     -----------          -----------
   Net Increase (Decrease)                                            (4,202,727)             474,030
Net Assets:
Beginning of period                                                   39,336,693           38,862,663
                                                                     -----------          -----------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$325,635 AND $150,642, RESPECTIVELY)                                 $35,133,966          $39,336,693
                                                                     ===========          ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Multi-Asset Class Fund
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2006

1. Organization and Accounting Policies

Morgan Stanley Multi-Asset Class Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Adviser") (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). The Fund's investment objective is to maximize total investment return. The Fund was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays no investment advisory fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the advisory or sub-advisory fees to the Investment Adviser and/or Sub-Advisers of the Underlying Funds.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays no administration fee. However, the Fund through its investments in the Underlying Funds, will pay its pro rata share of the administration fee to the Administrator.

The Investment Adviser agreed to assume all operating expenses (except for distribution fees) until April 30, 2007. At September 30, 2006, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,543,551 at September 30, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended September 30, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $758, $60,247 and $992, respectively and received $16,183 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2006 aggregated $31,861,144 and $38,441,611, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Funds transfer agent.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                   FOR THE YEAR         FOR THE YEAR
                                       ENDED               ENDED
                                SEPTEMBER 30, 2006   SEPTEMBER 30, 2005
                                ------------------   ------------------
Ordinary income                     $  150,643            $119,753
                                    ==========            ========

As of September 30, 2006, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income       $  325,635
Undistributed long-term gains        1,750,578
                                    ----------
Net accumulated earnings             2,076,213
Net unrealized appreciation          1,419,947
                                    ----------
Total accumulated earnings          $3,496,160
                                    ==========

During the year ended September 30, 2006, the Fund utilized its net capital loss carryforward of $5,710,107.

As of September 30, 2006, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to recharacterization of distributions received from an Underlying Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated undistributed net realized gain was credited $6,166.

7. Shares of Beneficial Interest

                                          FOR THE YEAR               FOR THE YEAR
                                             ENDED                      ENDED
                                       SEPTEMBER 30, 2006         SEPTEMBER 30, 2005
                                     ----------------------   -------------------------
                                      SHARES       AMOUNT       SHARES        AMOUNT
                                     --------   -----------   ----------   ------------
CLASS A SHARES
Sold                                  133,957   $ 1,561,078       80,674   $    857,579
Conversion from Class B               407,348     4,721,300      587,622      5,936,471
Reinvestment of dividends               9,504       108,246        2,046         21,874
Redeemed                             (245,662)   (2,843,626)    (106,287)    (1,136,265)
                                     --------   -----------   ----------   ------------
Net increase -- Class A               305,147     3,546,998      564,055      5,679,659
                                     --------   -----------   ----------   ------------
CLASS B SHARES
Sold                                  165,562     1,881,521      459,041      4,661,249
Conversion to Class A                (416,747)   (4,721,300)    (600,804)    (5,936,471)
Reinvestment of dividends                 708         7,937        7,564         79,269
Redeemed                             (587,210)   (6,650,042)    (887,262)    (9,055,258)
                                     --------   -----------   ----------   ------------
Net decrease -- Class B              (837,687)   (9,481,884)  (1,021,461)   (10,251,211)
                                     --------   -----------   ----------   ------------
CLASS C SHARES
Sold                                   40,193       455,602       95,068        965,554
Reinvestment of dividends               1,167        13,076          395          4,148
Redeemed                              (92,970)   (1,055,805)    (139,876)    (1,438,752)
                                     --------   -----------   ----------   ------------
Net decrease -- Class C               (51,610)     (587,127)     (44,413)      (469,050)
                                     --------   -----------   ----------   ------------
CLASS D SHARES
Sold                                    2,801        33,180       40,412        417,085
Reinvestment of dividends                 724         8,302          399          4,293
Redeemed                               (5,977)      (68,393)     (14,137)      (147,438)
                                     --------   -----------   ----------   ------------
Net increase (decrease) -- Class D     (2,452)      (26,911)      26,674        273,940
                                     --------   -----------   ----------   ------------
Net decrease in Fund                 (586,602)  $(6,548,924)    (475,145)  $ (4,766,662)
                                     ========   ===========   ==========   ============

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Multi-Asset Class Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                 --------------------------------------------
                                                   2006     2005     2004     2003      2002
                                                 -------   ------   ------   ------   -------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period             $ 11.17   $ 9.80   $ 8.60   $ 6.69   $  8.17
                                                 -------   ------   ------   ------   -------
Income (loss) from investment operations:
   Net investment income+++                         0.16     0.14     0.06     0.01      0.05
   Net realized and unrealized gain (loss)          0.65     1.35     1.14     1.90     (1.45)
                                                 -------   ------   ------   ------   -------
Total income (loss) from investment operations      0.81     1.49     1.20     1.91     (1.40)
                                                 -------   ------   ------   ------   -------
Less dividends from net investment income          (0.12)   (0.12)      --       --     (0.08)
                                                 -------   ------   ------   ------   -------
Net asset value, end of period                   $ 11.86   $11.17   $ 9.80   $ 8.60   $  6.69
                                                 =======   ======   ======   ======   =======
Total Return+                                       7.33%   15.21%   13.95%   28.55%   (17.44)%
Ratios to Average Net Assets(1)(2)(3):
Total expenses (before expense offset)              0.24%    0.24%    0.24%    0.23%     0.24%
Net investment income                               1.37%    1.33%    0.72%    0.16%     0.50%
Supplemental Data:
Net assets, end of period, in thousands          $12,609   $8,462   $1,896   $  890   $   846
Portfolio turnover rate                               88%      12%      46%      87%      163%

----------
+++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                        NET INVESTMENT
   PERIOD ENDED      EXPENSE RATIO   INCOME (LOSS) RATIO
------------------   -------------   -------------------
SEPTEMBER 30, 2006       0.97%               0.64%
SEPTEMBER 30, 2005       0.87                0.70
SEPTEMBER 30, 2004       0.64                0.32
SEPTEMBER 30, 2003       0.67               (0.28)
SEPTEMBER 30, 2002       0.63                0.11

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                          FOR THE YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------------
                                                   2006      2005      2004       2003       2002
                                                 -------   -------   -------    -------    -------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period             $ 10.89   $  9.55   $  8.44    $  6.62    $  8.09
                                                 -------   -------   -------    -------    -------
Income (loss) from investment operations:
   Net investment income (loss)+++                  0.07      0.07      0.00      (0.05)     (0.02)
   Net realized and unrealized gain (loss)          0.65      1.30      1.11       1.87      (1.44)
                                                 -------   -------   -------    -------    -------
Total income (loss) from investment operations      0.72      1.37      1.11       1.82      (1.46)
                                                 -------   -------   -------    -------    -------
Less dividends from net investment income             --     (0.03)       --         --      (0.01)
                                                 -------   -------   -------    -------    -------
Net asset value, end of period                   $ 11.61   $ 10.89   $  9.55    $  8.44    $  6.62
                                                 =======   =======   =======    =======    =======
Total Return+                                       6.65%    14.32%    13.15%     27.49%    (18.05)%
Ratios to Average Net Assets(1)(2)(3):
Total expenses (before expense offset)              1.00%     1.00%     1.00%      1.00%      1.00%
Net investment income (loss)                        0.61%     0.57%    (0.04)%    (0.61)%    (0.26)%
Supplemental Data:
Net assets, end of period, in thousands          $17,693   $25,736   $32,309    $21,804    $18,474
Portfolio turnover rate                               88%       12%       46%        87%       163%

----------
+++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                     EXPENSE   NET INVESTMENT
   PERIOD ENDED       RATIO      LOSS RATIO
------------------   -------   --------------
SEPTEMBER 30, 2006    1.73%        (0.12)%
SEPTEMBER 30, 2005    1.63         (0.06)
SEPTEMBER 30, 2004    1.40         (0.44)
SEPTEMBER 30, 2003    1.44         (1.05)
SEPTEMBER 30, 2002    1.39         (0.65)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                        FOR THE YEAR ENDED SEPTEMBER 30,
                                                 ---------------------------------------------
                                                  2006     2005     2004      2003       2002
                                                 ------   ------   ------    ------    -------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period             $10.92   $ 9.55   $ 8.45    $ 6.63    $  8.08
                                                 ------   ------   ------    ------    -------
Income (loss) from investment operations:
   Net investment income (loss)+++                 0.07     0.06     0.00     (0.05)     (0.02)
   Net realized and unrealized gain (loss)         0.65     1.32     1.10      1.87      (1.42)
                                                 ------   ------   ------    ------    -------
Total income (loss) from investment operations     0.72     1.38     1.10      1.82      (1.44)
                                                 ------   ------   ------    ------    -------
Less dividends from net investment income         (0.04)   (0.01)      --        --      (0.01)
                                                 ------   ------   ------    ------    -------
Net asset value, end of period                   $11.60   $10.92   $ 9.55    $ 8.45    $  6.63
                                                 ======   ======   ======    ======    =======
Total Return+                                      6.57%   14.47%   13.02%    27.45%    (18.00)%
Ratios to Average Net Assets(1)(2)(3):
Total expenses (before expense offset)             0.97%    0.95%    1.00%     1.00%      1.00%
Net investment income (loss)                       0.64%    0.62%   (0.04)%   (0.61)%    (0.26)%
Supplemental Data:
Net assets, end of period, in thousands          $4,126   $4,447   $4,314    $2,623    $ 2,218
Portfolio turnover rate                              88%      12%      46%       87%       163%

----------
+++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                     EXPENSE   NET INVESTMENT
   PERIOD ENDED       RATIO      LOSS RATIO
------------------   -------   --------------
SEPTEMBER 30, 2006    1.70%        (0.09)%
SEPTEMBER 30, 2005    1.58         (0.01)
SEPTEMBER 30, 2004    1.40         (0.44)
SEPTEMBER 30, 2003    1.44         (1.05)
SEPTEMBER 30, 2002    1.39         (0.65)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                 -------------------------------------------
                                                  2006     2005     2004     2003      2002
                                                 ------   ------   ------   ------   -------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period             $11.26   $ 9.87   $ 8.64   $ 6.71   $  8.19
                                                 ------   ------   ------   ------   -------
Income (loss) from investment operations:
Net investment income+++                           0.19     0.15     0.09     0.03      0.07
Net realized and unrealized gain (loss)            0.66     1.38     1.14     1.90     (1.45)
                                                 ------   ------   ------   ------   -------
Total income (loss) from investment operations     0.85     1.53     1.23     1.93     (1.38)
                                                 ------   ------   ------   ------   -------
Less dividends from net investment income         (0.14)   (0.14)      --       --     (0.10)
                                                 ------   ------   ------   ------   -------
Net asset value, end of period                   $11.97   $11.26   $ 9.87   $ 8.64   $  6.71
                                                 ======   ======   ======   ======   =======
Total Return+                                      7.61%   15.58%   14.24%   28.76%   (17.18)%
Ratios to Average Net Assets(1)(2)(3):
Total expenses (before expense offset)               --%      --%      --%      --%       --%
Net investment income                              1.61%    1.57%    0.96%    0.39%     0.74%
Supplemental Data:
Net assets, end of period, in thousands          $  707   $  692   $  344   $   70   $   100
Portfolio turnover rate                              88%      12%      46%      87%      163%

----------
+++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.

(2) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(3) IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                     EXPENSE      NET INVESTMENT
   PERIOD ENDED       RATIO    INCOME (LOSS) RATIO
------------------   -------   -------------------
SEPTEMBER 30, 2006    0.73%            0.88%
SEPTEMBER 30, 2005    0.63             0.94
SEPTEMBER 30, 2004    0.40             0.56
SEPTEMBER 30, 2003    0.44            (0.05)
SEPTEMBER 30, 2002    0.39             0.35

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Multi-Asset Class Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Multi-Asset Class Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Multi-Asset Class Fund (the "Fund"), including the portfolio of investments, as of September 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Multi-Asset Class Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
NOVEMBER 21, 2006

Morgan Stanley Multi-Asset Class Fund
RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the necessary quorum in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006 to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1)  Election of Trustees:

                        FOR      WITHHOLD   ABSTAIN   BNV*
                     ---------   --------   -------   ----
Frank L. Bowman      1,701,014    65,013       0        0
Kathleen A. Dennis   1,700,777    65,250       0        0
James F. Higgins     1,700,777    65,250       0        0
Joseph J. Kearns     1,700,777    65,250       0        0
Michael F. Klein     1,702,250    63,777       0        0
W. Allen Reed        1,701,458    64,569       0        0
Fergus Reid          1,701,458    64,569       0        0

(2) Elimination of certain fundamental investment restrictions:

                                                                       FOR      AGAINST   ABSTAIN     BNV*
                                                                    ---------   -------   -------   -------
Elimination of the fundamental policy restricting
   the Fund's ability to pledge assets                              1,404,003    99,997    37,583   224,444
Elimination of the fundamental policy restricting
   purchases of securities on margin                                1,405,001    98,365    38,217   224,444
Elimination of the fundamental policy prohibiting
   investments for purposes of exercising control                   1,398,091    98,475    45,017   224,444

(3) Modify certain fundamental investment restrictions:

                                                                      FOR       AGAINST   ABSTAIN     BNV*
                                                                    ---------   -------   -------   -------
Modify fundamental policy regarding borrowing money                 1,398,783    95,052    47,748   224,444
Modify fundamental policy regarding loans                           1,389,246   105,832    46,505   224,444
Modify fundamental policy regarding investment in
   commodities, commodity contracts and futures contracts           1,390,441   104,992    46,150   224,444
Modify fundamental policy regarding issuance of senior securities   1,392,404   106,783    42,396   224,444

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                                       FOR      AGAINST   ABSTAIN     BNV*
                                                                    ---------   -------   -------   -------
Reclassification as non-fundamental the fundamental policy
   regarding the short sale of securities                           1,392,082   104,762    44,739   224,444

----------
* BROKER "NON-VOTES" ARE SHARES HELD IN STREET NAME FOR WHICH THE BROKER INDICATES THAT INSTRUCTIONS HAVE NOT BEEN RECEIVED FROM THE BENEFICIAL OWNERS OR OTHER PERSONS ENTITLED TO VOTE AND FOR WHICH THE BROKER DOES NOT HAVE DISCRETIONARY VOTING AUTHORITY.

Morgan Stanley Multi-Asset Class Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                             TERM OF                                       FUND COMPLEX
                             POSITION(S)   OFFICE AND                                      OVERSEEN BY
  NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING    INDEPENDENT    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*            PAST 5 YEARS              TRUSTEE**      BY INDEPENDENT TRUSTEE
---------------------------  -----------  ------------  --------------------------------  -------------  --------------------------
Frank L. Bowman (61)         Trustee      Since         President and Chief Executive     161            Director of the National
c/o Kramer Levin Naftalis &               August 2006   Officer of the Nuclear Energy                    Energy Foundation, the
Frankel LLP                                             Institute (policy organization)                  U.S. Energy Association,
Counsel to the Independent                              (since February 2005); Director                  the American Council for
Trustees                                                or Trustee of various Retail and                 Capital Formation and the
1177 Avenue of the Americas                             Institutional Funds (since                       Armed Services YMCA of the
New York, NY 10036                                      August 2006) formerly variously,                 USA.
                                                        Admiral in the U.S. Navy,
                                                        Director of Naval Nuclear
                                                        Propulsion Program and Deputy
                                                        Administrator - Naval Reactors
                                                        in the National Nuclear Security
                                                        Administration at the U.S.
                                                        Department of Energy
                                                        (1996-2004). Honorary Knight
                                                        Commander of the Most Excellent
                                                        Order of the British Empire.

Michael Bozic (65)           Trustee      Since         Private investor; Chairperson of  175            Director of various
c/o Kramer Levin Naftalis &               April 1994    the Valuation, Insurance and                     business organizations.
Frankel LLP                                             Compliance Committee (since
Counsel to the Independent                              October 2006); Director or
Trustees                                                Trustee of the Retail Funds
1177 Avenue of the Americas                             (since April 1994) and the
New York, NY 10036                                      Institutional Funds (since July
                                                        2003); formerly Chairperson of
                                                        the Insurance Committee (July
                                                        2006-September 2006); Vice
                                                        Chairman of Kmart Corporation
                                                        (December 1998-October 2000),
                                                        Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November
                                                        1995-November 1998) and
                                                        President and Chief Executive
                                                        Officer of Hills Department
                                                        Stores (May 1991-July 1995);
                                                        variously Chairman, Chief
                                                        Executive Officer, President and
                                                        Chief Operating Officer
                                                        (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Kathleen A. Dennis (53)      Trustee      Since         President, Cedarwood Associates   161            None.
c/o Kramer Levin Naftalis &               August 2006   (mutual fund consulting) (since
Frankel LLP                                             July 2006); Chairperson of the
Counsel to the Independent                              Closed-End, Money Market and
Trustees                                                Alternatives Sub-Committee of
1177 Avenue of the Americas                             the Investment Committee (since
New York, NY 10036                                      October 2006) and Director or
                                                        Trustee of various Retail and
                                                        Institutional Funds (since
                                                        August 2006); formerly, Senior
                                                        Managing Director of Victory
                                                        Capital Management (1993-2006).

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                             TERM OF                                       FUND COMPLEX
                             POSITION(S)   OFFICE AND                                      OVERSEEN BY
  NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING    INDEPENDENT    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*            PAST 5 YEARS              TRUSTEE**      BY INDEPENDENT TRUSTEE
---------------------------  -----------  ------------  --------------------------------  -------------  --------------------------
Edwin J. Garn (73)           Trustee      Since         Consultant; Director or Trustee   175            Director of Franklin Covey
1031 N. Chartwell Court                   January 1993  of the Retail Funds (since                       (time management systems),
Salt Lake City, UT 84103                                January 1993) and the                            BMW Bank of North America,
                                                        Institutional Funds (since July                  Inc. (industrial loan
                                                        2003); Member of the Utah                        corporation), Escrow Bank
                                                        Regional Advisory Board of                       USA (industrial loan
                                                        Pacific Corp. (utility company);                 corporation); United Space
                                                        formerly Managing Director of                    Alliance (joint venture
                                                        Summit Ventures LLC; (lobbying                   between Lockheed Martin
                                                        and consulting firm)                             and the Boeing Company)
                                                        (2000-2004); United States                       and Nuskin Asia Pacific
                                                        Senator (R-Utah) (1974-1992) and                 (multilevel marketing);
                                                        Chairman, Senate Banking                         member of the board of
                                                        Committee (1980-1986), Mayor of                  various civic and
                                                        Salt Lake City, Utah                             charitable organizations.
                                                        (1971-1974), Astronaut, Space
                                                        Shuttle Discovery (April 12-19,
                                                        1985), and Vice Chairman,
                                                        Huntsman Corporation (chemical
                                                        company).

Wayne E. Hedien (72)         Trustee      Since         Retired; Director or Trustee of   175            Director of The PMI Group
c/o Kramer Levin Naftalis &               September     the Retail Funds; (Since                         Inc. (private mortgage
Frankel LLP                               1997          September 1997) and the                          insurance); Trustee and
Counsel to the Independent                              Institutional Funds (since July                  Vice Chairman of The Field
Trustees                                                2003); formerly associated with                  Museum of Natural History;
1177 Avenue of the Americas                             the Allstate Companies                           director of various other
New York, NY 10036                                      (1966-1994), most recently as                    business and charitable
                                                        Chairman of The Allstate                         organizations.
                                                        Corporation (March 1993-December
                                                        1994) and Chairman and Chief
                                                        Executive Officer of its
                                                        wholly-owned subsidiary,
                                                        Allstate Insurance Company (July
                                                        1989-December 1994).

Dr. Manuel H. Johnson (57)   Trustee      Since         Senior Partner, Johnson Smick     175            Director of NVR, Inc.
c/o Johnson Smick                         July 1991     International, Inc., (consulting                 (home construction);
Group, Inc.                                             firm); Chairperson of the                        Director of KFX Energy;
888 16th Street, N.W.                                   Investment Committee (since                      Director of RBS Greenwich
Suite 740                                               October 2006) and Director or                    Capital Holdings
Washington, D.C. 20006                                  Trustee of the Retail Funds                      (financial holding
                                                        (since July 1991) and the                        company).
                                                        Institutional Funds (since July
                                                        2003); Co-Chairman and a founder
                                                        of the Group of Seven Council
                                                        (G7C), an international economic
                                                        commission; formerly Chairman of
                                                        the Audit Committee (July
                                                        1991-September 2006); Vice
                                                        Chairman of the Board of
                                                        Governors of the Federal Reserve
                                                        System and Assistant Secretary
                                                        of the U.S. Treasury.

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                             TERM OF                                       FUND COMPLEX
                             POSITION(S)   OFFICE AND                                      OVERSEEN BY
  NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING    INDEPENDENT    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*            PAST 5 YEARS              TRUSTEE**      BY INDEPENDENT TRUSTEE
---------------------------  -----------  ------------  --------------------------------  -------------  --------------------------
Joseph J. Kearns (64)        Trustee      Since         President, Kearns & Associates    176            Director of Electro Rent
c/o Kearns & Associates LLC               July 2003     LLC (investment consulting);                     Corporation (equipment
PMB754                                                  Chairperson of the Audit                         leasing), The Ford Family
23852 Pacific Coast Highway                             Committee (since October 2006)                   Foundation, and the UCLA
Malibu, CA 90265                                        and Director or Trustee of the                   Foundation.
                                                        Retail Funds (since July 2003)
                                                        and the Institutional Funds
                                                        (since August 1994); formerly
                                                        Deputy Chairperson of the Audit
                                                        Committee (July 2003-September
                                                        2006) and Chairperson of the
                                                        Audit Committee of the
                                                        Institutional Funds (October
                                                        2001-July 2003); formerly CFO of
                                                        the J. Paul Getty Trust.

Michael F. Klein (47)        Trustee      Since         Chief Operating Officer and       161            Director of certain
c/o Kramer Levin                          August 2006   Managing Director, Aetos                         investment funds managed
Naftalis & Frankel LLP                                  Capital, LLC (since March 2000);                 or sponsored by Aetos
Counsel to the Independent                              Chairman of the Fixed-Income                     Capital LLC.
Trustees                                                Sub-Committee of the Investment
1177 Avenue of the Americas                             Committee (since October 2006)
New York, NY 10036                                      and Director or Trustee (since
                                                        August 2006) of various Retail
                                                        and Institutional Funds;
                                                        formerly Managing Director,
                                                        Morgan Stanley & Co. Inc. and
                                                        Morgan Stanley Dean Witter
                                                        Investment Management,
                                                        President, Morgan Stanley
                                                        Institutional Funds (June
                                                        1998-March 2000) and Principal,
                                                        Morgan Stanley & Co. Inc. and
                                                        Morgan Stanley Dean Witter
                                                        Investment Management (August
                                                        1997-December 1999).

Michael E. Nugent (70)       Chairman of  Chairman of   General Partner of Triumph        175            None.
c/o Triumph Capital, L.P.    the Board    the Board     Capital, L.P., a private
445 Park Avenue              and Trustee  since July    investment partnership; Chairman
New York, NY 10022                        2006 and      of the Board of the Retail Funds
                                          Trustee       and Institutional Funds (since
                                          since July    July 2006) and Director or
                                          1991          Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since July
                                                        2001); formerly Chairman of the
                                                        Insurance Committee (until July
                                                        2006); Vice President, Bankers
                                                        Trust Company and BT Capital
                                                        Corporation (1984-1988).

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                             TERM OF                                       FUND COMPLEX
                             POSITION(S)   OFFICE AND                                      OVERSEEN BY
  NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING    INDEPENDENT    OTHER DIRECTORSHIPS HELD
    INDEPENDENT TRUSTEE       REGISTRANT  TIME SERVED*            PAST 5 YEARS              TRUSTEE**      BY INDEPENDENT TRUSTEE
---------------------------  -----------  ------------  --------------------------------  -------------  --------------------------
W. Allen Reed (59)           Trustee      Since         Chairperson of the Equity         161            Director of GMAC
c/o Kramer Levin Naftalis &               August 2006   Sub-Commitee of the Investment                   (financial services), GMAC
Frankel LLP                                             Committee (since October 2006)                   Insurance Holdings and
Counsel to the Independent                              and Director or Trustee (since                   Temple-Inland Industries
Trustees                                                August 2006) of various Retail                   (Packaging, Banking and
1177 Avenue of the Americas                             and Institutional Funds.                         Forrest Products); member
New York, NY 10036                                      President and CEO of General                     of the Board of Executives
                                                        Motors Asset Management;                         of the Morgan Stanley
                                                        Chairman and Chief Executive                     Capital International
                                                        Officer of the GM Trust Bank and                 Editorial Board; Director
                                                        Corporate Vice President of                      of Legg Mason and Director
                                                        General Motors Corporation                       of various investment fund
                                                        (August 1994-December 2005).                     advisory boards.

Fergus Reid (74)             Trustee      Since         Chairman of Lumelite Plastics     176            Trustee and Director of
c/o Lumelite Plastics                     July 2003     Corporation; Chairperson of the                  certain investment
Corporation                                             Governance Committee and                         companies in the JPMorgan
85 Charles Colman Blvd.                                 Director or Trustee of the                       Funds complex managed by
Pawling, NY 12564                                       Retail Funds (since July 2003)                   J.P. Morgan Investment
                                                        and the Institutional Funds                      Management Inc.
                                                        (since June 1992).

Interested Trustee:

                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN
                                             TERM OF                                       FUND COMPLEX
                             POSITION(S)   OFFICE AND                                      OVERSEEN BY
  NAME, AGE AND ADDRESS OF    HELD WITH    LENGTH OF     PRINCIPAL OCCUPATION(S) DURING     INTERESTED    OTHER DIRECTORSHIPS HELD
     INTERESTED TRUSTEE       REGISTRANT  TIME SERVED*            PAST 5 YEARS              TRUSTEE**       BY INTERESTED TRUSTEE
--------------------------   -----------  ------------  --------------------------------  -------------  --------------------------
James F. Higgins (58)        Trustee      Since         Director or Trustee of the        175            Director of AXA Financial,
c/o Morgan Stanley Trust                  June 2000     Retail Funds (since June 2000)                   Inc. and The Equitable
Harborside Financial Center                             and the Institutional Funds                      Life Assurance Society of
Plaza Two                                               (since July 2003); Senior                        the United States
Jersey City, NJ 07311                                   Advisor of Morgan Stanley (since                 (financial services).
                                                        August 2000).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS") OR THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS").

** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.) AS OF OCTOBER 2, 2006.

Executive Officers:

                                                TERM OF
                              POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF     HELD WITH       LENGTH OF
     EXECUTIVE OFFICER         REGISTRANT     TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------  -------------  ---------------  ----------------------------------------------------------------------
Ronald E. Robison (67)       President and  President since  President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas  Principal      September 2005   (since May 2003) of funds in the Fund Complex; President (since
New York, NY 10020           Executive      and Principal    September 2005) and Principal Executive Officer (since May 2003) of
                             Officer        Executive        the Van Kampen Funds; Managing Director, Director and/or Officer of
                                            Officer since    the Investment Adviser and various entities affiliated with the
                                            May 2003         Investment Adviser; Director of Morgan Stanley SICAV (since May 2004).
                                                             Formerly, Executive Vice President (July 2003 to September 2005) of
                                                             funds in the Fund Complex and the Van Kampen Funds; President and
                                                             Director of the Institutional Funds (March 2001 to July 2003); Chief
                                                             Global Operating Officer of Morgan Stanley Investment Management Inc.;
                                                             Chief Administrative Officer of Morgan Stanley Investment Advisors
                                                             Inc.; Chief Administrative Officer of Morgan Stanley Services Company
                                                             Inc.

J. David Germany (52)        Vice           Since            Managing Director and (since December 2005) Chief Investment Officer -
Morgan Stanley Investment    President      February 2006    Global Fixed Income of Morgan Stanley Investment Management; Managing
Management Ltd.                                              Director and Director of Morgan Stanley Investment Management Limited;
25 Cabot Square                                              Vice President of the Retail and Institutional Funds (since February
Canary Wharf, London                                         2006).
United Kingdom E144QA

Dennis F. Shea (53)          Vice           Since            Managing Director and (since February 2006) Chief Investment Officer -
1221 Avenue of the Americas  President      February 2006    Global Equity of Morgan Stanley Investment Management; Vice President
New York, NY 10020                                           of the Retail and Institutional Funds (since February 2006). Formerly,
                                                             Managing Director and Director of Global Equity Research at Morgan
                                                             Stanley.

Barry Fink (51)              Vice           Since            Managing Director and General Counsel of Morgan Stanley Investment
1221 Avenue of the Americas  President      February 1997    Management; Managing Director of the Investment Adviser and various
New York, NY 10020                                           entities affiliated with the Investment Adviser; Vice President of the
                                                             Retail Funds and (since July 2003) the Institutional Funds. Formerly,
                                                             Secretary, General Counsel and/or Director of the Investment Adviser
                                                             and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44)         Vice           Since            Managing Director and General Counsel, U.S. Investment Management of
1221 Avenue of the Americas  President      July 2004        Morgan Stanley Investment Management (since July 2004); Vice President
New York, NY 10020                                           of the Retail Funds and the Institutional Funds (since July 2004);
                                                             Vice President of the Van Kampen Funds (since August 2004); Secretary
                                                             (since February 2006) and Managing Director (since July 2004) of the
                                                             Investment Adviser and various entities affiliated with the Investment
                                                             Adviser. Formerly, Managing Director and General Counsel - Americas,
                                                             UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (42)            Chief          Since            Managing Director and U.S. Director of Compliance for Morgan Stanley
1221 Avenue of the Americas  Compliance     October 2004     Investment Management (since October 2004); Managing Director and
New York, NY 10020           Officer                         Chief Compliance Officer of Morgan Stanley Investment Management.
                                                             Formerly, Assistant Secretary and Assistant General Counsel of the
                                                             Retail Funds.

                                                TERM OF
                              POSITION(S)      OFFICE AND
  NAME, AGE AND ADDRESS OF     HELD WITH       LENGTH OF
     EXECUTIVE OFFICER         REGISTRANT     TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------  -------------  ---------------  ----------------------------------------------------------------------
Stefanie V. Chang Yu (39)    Vice           Since            Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas  President      December 1997    affiliated with the Investment Adviser; Vice President of the Retail
New York, NY 10020                                           Funds (since July 2002) and the Institutional Funds (since December
                                                             1997). Formerly, Secretary of various entities affiliated with the
                                                             Investment Adviser.

Francis J. Smith (41)        Treasurer and  Treasurer since  Executive Director of the Investment Adviser and various entities
c/o Morgan Stanley Trust     Chief          July 2003 and    affiliated with the Investment Adviser; Treasurer and Chief Financial
Harborside Financial Center  Financial      Chief Financial  Officer of the Retail Funds (since July 2003). Formerly, Vice
Plaza Two                    Officer        Officer since    President of the Retail Funds (September 2002 to July 2003).
Jersey City, NJ 07311                       September 2002

Mary E. Mullin (39)          Secretary      Since June 1999  Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                  affiliated with the Investment Adviser; Secretary of the Retail Funds
New York, NY 10020                                           (since July 2003) and the Institutional Funds (since June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS OR THE INSTITUTIONAL FUNDS.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended September 30, 2006, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's ordinary dividends paid during the fiscal year ended September 30, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Of the Fund's ordinary dividends paid during the fiscal year, 5.67% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

MORGAN STANLEY

MORGAN STANLEY FUNDS

Morgan Stanley
Multi-Asset Class Fund

Annual Report
September 30, 2006

MORGAN STANLEY

MAFRPT-RA06-01020P-Y09/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

   2006

                             REGISTRANT    COVERED ENTITIES(1)

     AUDIT FEES                $ 9,600         N/A
     NON-AUDIT FEES
        AUDIT-RELATED FEES     $   531(2)      $5,328,768(2)
        TAX FEES               $ 5,700(3)      $1,640,675(4)
        ALL OTHER FEES         $    --         $       --(5)
     TOTAL NON-AUDIT FEES      $ 6,231         $6,969,443
     TOTAL                     $15,831         $6,969,443

   2005

                             REGISTRANT    COVERED ENTITIES(1)

     AUDIT FEES                $10,563         N/A
     NON-AUDIT FEES
        AUDIT-RELATED FEES     $   540(2)      $3,215,745(2)
        TAX FEES               $ 5,824(3)      $   24,000(4)
        ALL OTHER FEES         $    --         $       --(5)
     TOTAL NON-AUDIT FEES      $ 6,364         $3,239,745
     TOTAL                     $16,927         $3,239,745

     N/A- Not applicable, as not required by Item 4.

     (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

     (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

     (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

     (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

     (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees/Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Multi-Asset Class Fund


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
November 21, 2006


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
November 21, 2006